Cover	Sep. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2021
Entity File Number	001-38893
Entity Registrant Name	GOLDEN NUGGET ONLINE GAMING, INC.
Entity Central Index Key	0001768012
Entity Tax Identification Number	83-3593048
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1510 West Loop South
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	713
Local Phone Number	850-1010
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	GNOG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false